Fair Values of off-Balance Sheet Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 30,876,724	$ 23,180,953	$ 33,976,708
Securities available-for-sale	214,392,682	212,528,385
Securities held-to-maturity	8,470,103	6,002,278
Other securities	3,437,750	2,645,250
Loans, net	408,970,000	383,417,000
Liabilities:
Noninterest-bearing deposits	109,624,640	107,129,476
Interest-bearing deposits	487,001,945	466,264,701
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	36,770,773	27,031,831
Estimated Fair Value
Assets:
Cash and cash equivalents	30,877,000	23,181,000
Securities available-for-sale	214,393,000	212,528,000
Securities held-to-maturity	7,055,000	6,002,000
Other securities	3,438,000	2,645,000
Loans, net	422,029,000	396,905,000
Liabilities:
Noninterest-bearing deposits	109,625,000	107,129,000
Interest-bearing deposits	487,599,000	467,198,000
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	$ 36,771,000	$ 27,032,000